UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS New York Tax-Free Income Fund

(formerly Scudder New York Tax-Free Income Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.3%
New York 84.7%
Albany County, NY, Airport Revenue:
AMT, 5.375%, 12/15/2017 (a)	1,000,000	1,035,300
AMT, 5.5%, 12/15/2019 (a)	1,000,000	1,039,370
Albany, NY, Other General Obligation, 7.0%, 1/15/2008 (a)	10,000	10,027
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	2,000,000	2,175,480
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,088,860
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,084,230
Chautauqua County, NY, County General Obligation:
ETM, 7.3%, 4/1/2008 (a)	575,000	611,904
ETM, 7.3%, 4/1/2009 (a)	575,000	630,884
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	661,077
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (a)	2,615,000	2,778,751
Long Island, NY, Electric Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	7,916,100
Zero Coupon, 6/1/2014 (a)	2,115,000	1,519,902
Series C, 5.5%, 9/1/2021	1,250,000	1,340,888
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.2% *, 5/1/2033, Bayerische Landesbank (b)	200,000	200,000
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,178,027
6.0%, 3/1/2014 (a)	1,040,000	1,176,469
6.0%, 3/1/2015 (a)	1,250,000	1,428,787
6.0%, 3/1/2017 (a)	1,410,000	1,603,156
6.0%, 3/1/2018 (a)	1,130,000	1,314,179
Montgomery, NY, School District General Obligation, Valley Central School District, 7.15%, 6/15/2008 (a)	625,000	666,831
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	519,825
New York, County General Obligation Lease, Dormitory Authority, Westchester County Court Facilities, 5.25%, 8/1/2014	2,555,000	2,682,520
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	237,210
Series C, 7.375%, 5/15/2010	615,000	661,365
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	364,332
Series B, 7.5%, 5/15/2011	440,000	491,788
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	1,013,796
6.0%, 7/1/2021 (a)	850,000	985,643
New York, Higher Education Revenue, Dormitory Authority, Columbia University, Series A, 5.25%, 7/1/2015	1,000,000	1,080,220
New York, Higher Education Revenue, Dormitory Authority, Fordham University, 7.2%, 7/1/2015 (a)	430,000	431,230
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,456,042
New York, Higher Education Revenue, Dormitory Authority, New York University:
Series 2, 5.5%, 7/1/2016 (a)	1,000,000	1,078,360

Series A, 5.75%, 7/1/2027 (a)	3,000,000	3,486,870
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,402
6.5%, 7/1/2011 (a)	760,000	854,202
6.5%, 7/1/2012 (a)	500,000	570,505
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University, 5.375%, 7/1/2016 (a)	1,000,000	1,071,670
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	4,852,170
5.5%, 1/1/2017	4,890,000	5,366,628
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	1,825,000	1,920,904
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	3,395,220
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	200,000	224,182
New York, Jay Street Development Corp., Centers Facility Lease Revenue:
Series A-3, 3.18% *, 5/1/2022, Depfa Bank PLC (b)	1,400,000	1,400,000
Series A-1, 3.19% *, 5/1/2022, Depfa Bank PLC (b)	915,000	915,000
New York, Metropolitan Transportation Authority Revenue, Series F, 5.25%, 11/15/2027 (a)	1,200,000	1,269,468
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series A, 6.95%, 8/15/2012	100,000	100,489
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,289,600
Series C, 5.5%, 4/1/2017	6,000,000	6,607,560
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,176,320
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	5,213,300
Series A, 5.0%, 10/15/2029 (a)	5,000,000	5,198,350
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,210,440
Series A, 5.75%, 7/1/2009 (a)	1,000,000	1,048,540
Series A, 5.75%, 7/1/2013 (a)	4,100,000	4,438,742
5.75%, 7/1/2018 (a)	2,250,000	2,525,265
New York, State Agency General Obligation Lease, Dormitory Authority, State University Educational Facilities, Prerefunded, 5.25%, 5/15/2018 (a)	3,000,000	3,198,960
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities:
Series B, 5.25%, 1/1/2013 (a)	1,700,000	1,782,977
Series A, 5.5%, 1/1/2014 (a)	2,000,000	2,189,700
New York, State Dormitory Authority Revenue:
Series A-1, 5.0%, 8/15/2025 (a)	2,175,000	2,254,061
Series A, 5.25%, 2/15/2014 (a)	4,280,000	4,593,339
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	3,122,880
New York, State Dormitory Authority Revenue, North Shore-Long Island Jewish, Series A, 3.19% *, 11/1/2034, Citibank NA (b)	2,175,000	2,175,000
New York, State Dormitory Authority Revenue, Personal Income Tax, Series A, 5.375%, 3/15/2020	3,000,000	3,274,410
New York, State Dormitory Authority Revenues, Columbia University: Series B, 5.0%, 7/1/2015	5,790,000	6,238,609
Series A, 5.25%, 7/1/2016	3,265,000	3,592,284
New York, State Dormitory Authority Revenues, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (a)	3,120,000	3,282,802
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,239,300
Series D, ETM, 7.0%, 7/1/2009	945,000	991,182

New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	95,000	111,245
New York, State General Obligation Lease, Dormitory Authority, State University Educational Facilities:
Series B, 5.375%, 7/1/2019	1,980,000	2,097,295
5.875%, 5/15/2017 (a)	2,325,000	2,651,151
New York, State General Obligation Lease, Dormitory Authority, Upstate Community Colleges, Series A, 5.875%, 7/1/2016	3,555,000	3,710,780
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,462,451
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,466,980
New York, State Housing Finance Agency Revenue, 100 Maien Lane Housing, Series A, 3.18% *, 11/1/2037, Bank of New York (b)	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, 521 West 42nd St. Apartments, Series A, AMT, 3.23% *, 11/1/2034, KeyBank NA (b)	250,000	250,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 3.26% *, 11/1/2028 (a)	500,000	500,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 3.18% *, 3/15/2026, State Street Bank & Trust Co. (b)	2,000,000	2,000,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	4,130,400
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2017 (a)	5,000,000	5,311,100
New York, State Thruway Authority, Service Contract Revenue, 5.25%, 4/1/2013	970,000	1,001,321
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A-1, 5.0%, 12/15/2021 (a)	5,000,000	5,257,450
New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2021	6,000,000	6,196,200
Series A, 5.25%, 1/1/2018	2,000,000	2,129,580
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series Q, ETM, 5.125%, 7/1/2012 (a)	5,000,000	5,121,800
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	4,000,000	4,284,715
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 6.125%, 1/1/2021	7,205,000	8,600,104
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-2, 3.49% *, 1/1/2032	400,000	400,000
New York, Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded, 5.125%, 4/1/2016 (a)	2,525,000	2,648,094
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	3,695,000	4,153,143
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015	3,120,000	3,318,619
Series C, 5.25%, 6/15/2015	5,330,000	5,673,998
Series B, 5.25%, 6/15/2016	6,000,000	6,417,360
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,205
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	1,200,000	1,221,504
New York and New Jersey, Port Authority, One Hundred Fortieth, 5.0%, 12/1/2020 (a)	5,180,000	5,473,654
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a)	2,100,000	2,175,117
New York City, NY, Housing Development Corp., Multi-Family Revenue, 1090 Franklin Ave., AMT, Series A, 3.22% *, 12/1/2037, Citibank NA (b)	600,000	600,000
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,100,600
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	3,500,000	3,931,480
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, 2nd Generation Resolution, Series AA-2, 3.53% *, 6/15/2032	1,000,000	1,000,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C, 3.5% *, 5/1/2028	1,000,000	1,000,000
Series C, 5.0%, 5/1/2017	4,000,000	4,158,960
New York City, NY, Transitional Finance Authority, NYC Recovery:
Series 1-A, 3.18% *, 11/1/2022	300,000	300,000
Series 3-G, 3.18% *, 11/1/2022	1,500,000	1,500,000
Series 3-C, 3.23% *, 11/1/2022	1,000,000	1,000,000
Series 1-D, 3.55% *, 11/1/2022	1,485,000	1,485,000
Series 3-F, 3.55% *, 11/1/2022	700,000	700,000
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	710,000	723,220
New York, NY, Core City General Obligation, Series D, 5.25%, 2/1/2021 (a)	4,000,000	4,244,160
New York, NY, Core City General Obligation, Public Improvement, Series B, 8.25%, 6/1/2006	2,750,000	2,750,000
New York, NY, Core City General Obligation, Transitional Finance Authority, Series B, 5.5%, 2/1/2017	1,190,000	1,282,130
New York, NY, Core City General Obligation, Transitional Finance Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017	1,500,000	1,606,005
New York, NY, General Obligation:
Series H-2, 3.19% *, 3/1/2034, Bank of New York (b)	500,000	500,000
Series J-3, 3.2% *, 2/15/2016, JPMorgan Chase Bank (b)	400,000	400,000
Series I-8, 3.55% *, 4/1/2036, Bank of America NA (b)	6,100,000	6,100,000
Series I-3, 3.58% *, 4/1/2036, Bank of America NA (b)	1,100,000	1,100,000
Series E-5, 3.6% *, 8/1/2015, JPMorgan Chase Bank (b)	750,000	750,000
Series J-1, 5.0%, 6/1/2018	3,000,000	3,143,130
Series I, 5.0%, 8/1/2021	2,500,000	2,578,450
Series D, 5.0%, 11/1/2023	5,000,000	5,150,400
Series H, Prerefunded, 5.125%, 8/1/2018 (a)	175,000	182,081
Series H, 5.125%, 8/1/2018 (a)	3,230,000	3,346,441
Series I, Prerefunded, 6.0%, 4/15/2009	1,445,000	1,488,769
Series H, Prerefunded, 6.0%, 8/1/2014	2,345,000	2,431,507
Series H, 6.0%, 8/1/2014	155,000	160,197
Series A, 6.25%, 8/1/2009	2,210,000	2,251,681
Series A, Prerefunded, 6.25%, 8/1/2009	1,480,000	1,508,638
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,213,120
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project:
5.8%, 8/1/2016	965,000	993,998
5.85%, 8/1/2008	600,000	618,798
New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A, 5.0%, 3/15/2021 (a) (c)	2,000,000	2,076,540
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,099,550
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	570,745
Niagara County, NY, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55% *, 11/15/2024	3,760,000	3,912,731
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT:
7.25%, 11/1/2011 (a)	215,000	247,160
8.5%, 11/1/2006 (a)	1,240,000	1,262,928
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a) (c)	10,720,000	11,465,683
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,702,664
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	541,320
5.5%, 4/1/2014 (a)	1,000,000	1,087,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	2,000,000	2,038,160
5.7%, 1/1/2028	3,250,000	3,296,637

Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Hawthorne Ridge Project, 3.44% *, 10/30/2035, Citizens Bank NA (b)	2,250,000	2,250,000
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park:
6.85%, 6/15/2008 (a)	350,000	372,383
6.85%, 6/15/2009 (a)	350,000	382,683
Troy, NY, Sales & Special Tax Revenue, Municipal Assistance Corp.:
Series B, Zero Coupon, 1/15/2007 (a)	650,000	635,505
Series B, Zero Coupon, 7/15/2007 (a)	650,000	623,571
Series B, Zero Coupon, 1/15/2008 (a)	750,000	706,020

		328,963,195
Puerto Rico 6.8%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,523,199
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,057,280
Series AA, 5.5%, 7/1/2016 (a)	2,410,000	2,681,005
Series AA, 5.5%, 7/1/2017 (a)	4,000,000	4,449,360
Puerto Rico, Electric Power Authority Revenue, 6.0%, 7/1/2012 (a)	4,020,000	4,483,466
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,593,750
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority, Series Z, 6.0%, 7/1/2018 (a)	2,750,000	3,193,932
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a)	5,000,000	5,485,950

		26,467,942
Virgin Islands 0.8%
Virgin Islands, State Agency General Obligation, Public Finance Authority, 6.0%, 10/1/2007	3,000,000	3,091,950

Total Municipal Bonds and Notes (Cost $342,157,539)		358,523,087
Municipal Inverse Floating Rate Notes 7.3%
New York 6.2%
New York, Senior Care Revenue, Dormitory Authority, Series 310, 144A, 8.29%, 2/15/2010, Leverage Factor at purchase date: 2 to 1 (a)	1,110,000	1,399,133
New York, State Thruway Authority, Highway and Bridge Trust Fund:
Series 1071-2, 6.29%, 4/1/2013, Leverage Factor at purchase date: 3 to 1 (a)	5,000,000	5,505,450
Series 1071-1, 6.29%, 4/1/2019, Leverage Factor at purchase date: 3 to 1 (a)	5,000,000	5,560,450
New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.32%, 11/15/2017, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,884,950
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Rites-PA 838, 144A, 7.301%, 12/15/2009, Leverage Factor at purchase date: 2 to 1	5,000,000	5,817,750

		24,167,733
Puerto Rico 1.1%
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, Rites-PA 944B, 144A, 7.361%, 7/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	3,375,000	4,197,150

Total Municipal Inverse Floating Rate Notes (Cost $27,410,067)		28,364,883
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 369,567,606)	99.6	386,887,970
Other Assets and Liabilities, Net	0.4	1,703,629

Net Assets	100.0	388,591,599

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	13.7
Financial Guaranty Insurance Company	13.5
Financial Security Assurance, Inc.	10.5
MBIA Corporation	15.1

(b)	Security incorporates a letter of credit from a major bank.
(c)	All or a portion of these securities represent collateral held in connection with open interest rate swaps.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At May 31, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

8/23/2006 8/23/2020	15,800,000†	Fixed —3.899%	Floating —BMA	511,269
Total net unrealized appreciation				511,269

Counterparties:

† Citibank NA

BMA: Represents the Bond Market Association

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006